UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22476

Excelsior Private Markets Fund II (Master), LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

Excelsior Private Markets Fund II (Master), LLC

c/o Neuberger Berman Management, LLC

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 TO JUNE 30, 2016

During the period July 1, 2015 to June 30, 2016, Excelsior Private Markets Fund II (Master), LLC did not vote any proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant          Excelsior Private Markets Fund II (Master), LLC

By (Signature and Title)      /s/ Robert Conti

Robert Conti, Chief Executive Officer and President

Date August 29, 2016

*Print the name and title of each signing officer under his or her signature.